REVENUE RECOGNITION (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Disaggregation of Revenue [Line Items]
Revenue recognized	$ 642
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Disaggregation of Revenue [Line Items]
Concentration of credit risk percentage	97.00%